Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Long Term Investments [Abstract]
Schedule of Long-term investments
Long-term investments consisted of the following:

	Equity investments without readily determinable fair values (i)	Equity investments with readily determinable fair values (ii)	Debt investments (iii)	Equity method investments (iv)	Total
Balance as of December 31, 2020	1,000	—	—	—	1,000
Additions	209,900	—	749,955	—	959,855
Investment gain	—	—	591,506	—	591,506
Foreign currency translation	(546)	—	(2,639)	—	(3,185)

Balance as of December 31, 2021	210,354	—	1,338,822	—	1,549,176

	Equity investments without readily determinable fair values (i)	Equity investments with readily determinable fair values (ii)	Debt investments (iii)	Equity method investments (iv)	Total
Balance as of December 31, 2021	210,354	—	1,338,822	—	1,549,176
Additions	—	191,981	209,451	329,045	730,477
Investment gain(loss)	95,752	(78,282)	7,592	—	25,062
Share of results of equity method investees (iv)	—	—	—	4,117	4,117
Changes from equity investment to debt investment (iii)	(116,129)	—	116,129	—	—
Disposals (Note 26(5))	—	—	(165,000)	—	(165,000)
Foreign currency translation	1,023	(1,058)	119,137	32,098	151,200

Balance as of December 31, 2022	191,000	112,641	1,626,131	365,260	2,295,032

	Equity investments without readily determinable fair values (i)	Equity investments with readily determinable fair values (ii)	Debt investments (iii)	Equity method investments (iv)	Total
Balance as of December 31, 2022	191,000	112,641	1,626,131	365,260	2,295,032
Additions	—	—	—	127,018	127,018
Changes from debt investments to equity investments without readily determinable fair values (i)	57,832	—	(57,832)	—	—
Investment loss	(50,826)	(7,989)	(165,549)	—	(224,364)
Share of results of equity method investees (iv)	—	—	—	54,740	54,740
Transfer (iii)	—	—	(204,836)	—	(204,836)
Foreign currency translation	—	320	30,681	6,342	37,343

Balance as of December 31, 2023	198,006	104,972	1,228,595	553,360	2,084,933